Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,220,739	$ 2,099,449
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	184,361	153,691
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94,429	86,832
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	169,639	155,683
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,734	32,656
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,359	57,112
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,546	65,915
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	146,539	133,721
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,100	21,962
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87,730	75,796
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,890	30,113
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	51,754	38,571
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,496	16,766
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 34,258	$ 21,805